Share-based Payments - Additional Information (Detail)	12 Months Ended
	Oct. 31, 2019 CAD ($) shares $ / shares	Oct. 31, 2018 CAD ($) shares $ / shares	Oct. 31, 2018 USD ($)	Oct. 31, 2017 CAD ($) shares $ / shares	Oct. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average grant date fair value of options | $ / shares	$ 8.22	$ 7.06		$ 5.31
Pursuant to acuqisition of the private bank [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted				$ 63.75
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settles awards				Settle in cash. Dividend equivalents on PSUs granted prior to December 2015 are paid in cash to the employees over the vesting period. For PSUs granted in December 2015 and later, employees receive dividend equivalents in the form of additional PSUs.
Days of average volume-weighted on share price				Grant date fair value of each cash-settled PSU is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. The final number of PSUs that vest will range from 75% to 125% of the initial number awarded based on CIBC’s performance relative to the other major Canadian banks. Upon vesting, each PSU is settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the vesting date.
Number of shares granted	952,273	894,040	894,040	952,434
Weighted-average price of shares granted	$ 113.48	$ 115.23		$ 105.15
Number of outstanding shares | shares	3,033,980	2,920,695		2,651,991
Compensation expense	$ 106,000,000	$ 123,000,000		$ 128,000,000
Liabilities	319,000,000	$ 328,000,000
Vesting description				Under the PSU plan, awards are granted to certain key employees on an annual basis in December. PSU grants are made in the form of cash-settled awards which vest and settle in cash at the end of three years. Dividend equivalents on PSUs granted prior to December 2015 are paid in cash to the employees over the vesting period. For PSUs granted in December 2015 and later, employees receive dividend equivalents in the form of additional PSUs.
Performance share units (PSUs) [member] | Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				75.00%
Performance share units (PSUs) [member] | Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				125.00%
Deferred share unit plan and deferred compensation plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description				DSUs vest in accordance with the vesting schedule defined in the grant agreement or plan document and settle in cash on a date elected by the employee that is not less than two years after the deferral commitment,
Days of average volume-weighted on share price				Grant date fair value of each cash-settled DSU that is not granted under the DCP, is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. These DSUs are settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the payout date and after the employee’s termination of employment. For the DCP plan, the grant date fair value for units issued as part of the acquisition of The PrivateBank in 2017 was based on a 10-day average volume-weighted share price prior to the acquisition date. The grant date fair value for subsequent DCP grants is based on the closing stock price on the New York Stock Exchange (NYSE) on the last day of the quarter. Upon distribution, each DSU is settled in cash based on the average closing price per common share on the NYSE for the 10 trading days prior to the date of the distribution.
ESOP and Non-Officer Director Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for future issue | shares		52,634,500
Common shares reserved for future issue, increase | shares		10,000,000
ESOP and Non-Officer Director Stock Option Plan [member] | Pursuant to acuqisition of the private bank [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for future issue | shares				1,119,211
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description				options vest by the end of the fourth year and expire 10 years from the grant date.
Compensation expense	$ 7,000,000	$ 7,000,000		$ 5,000,000
Common shares reserved for future issue | shares	10,133,844	10,990,698		1,777,497
Shares granted	5,176,962	4,713,163		4,876,673	4,073,451
Description of option pricing model, share options granted	Black-Scholes option pricing model
Employee stock purchase plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 48,000,000	$ 45,000,000		$ 43,000,000
Employee share purchase plan				We match 50% of the employee contribution amount, up to a maximum contribution of 3% of eligible earnings, subject to a ceiling of $2,250 annually.
Percentage of maximum employee contribution earnings				3.00%
Maximum Employee contribution per year				$ 2,250
Restricted share award plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settles awards				Dividend equivalents on RSA units are paid in cash or in the form of additional RSA units to the employees over or at the end of the vesting period or settlement date.
Vesting description				Generally vest and settle in cash either at the end of three years or one-third annually beginning one year after the date of the grant.
Days of average volume-weighted on share price				Grant date fair value of each cash-settled RSA unit granted as part of the acquisition of The PrivateBank in 2017 was based on a 10-day average volume-weighted share price prior to the acquisition date. Grant date fair value of each cash-settled RSA unit granted in the normal course is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. Upon vesting, each RSA unit is settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the vesting date.
Number of shares granted	2,666,888	2,653,437	2,653,437	4,331,700
Weighted-average price of shares granted	$ 113.01	$ 115.20		$ 105.67
Number of outstanding shares | shares	8,343,235	8,252,167		7,590,852
Compensation expense	$ 319,000,000	$ 352,000,000		$ 323,000,000
Liabilities	$ 850,000,000	$ 858,000,000
Restricted stock units [member] | The private bank [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description	The transfer restrictions generally vest over a three year period and vesting is contingent upon continued employment.
Days of average volume-weighted on share price	10-day
Weighted-average price of shares granted			$ 80.09
Number of outstanding shares | shares	0	60,764
Compensation expense	$ 1,000,000	$ 4,000,000
Restricted stock units [member] | Wellington Financial [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average price of shares granted	$ 0	$ 123.99
Number of outstanding shares | shares	386,010	493,310
Compensation expense	$ 0
Compensation expense	$ 8,000,000	$ 20,000,000
Deferred share unit plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	173,089	132,739	132,739	198,301
Weighted-average price of shares granted	$ 110.53	$ 115.60		$ 106.21
Number of outstanding shares | shares	617,281	447,200		248,032
Compensation expense	$ 17,000,000	$ 26,000,000		$ 20,000,000
Liabilities	82,000,000	64,000,000
Directors' plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	3,000,000	3,000,000		$ 5,000,000
Liabilities	$ 27,000,000	$ 25,000,000
ESOP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for issue | shares	15,310,806	15,703,861
Shares granted	5,176,962	4,713,163
Non-officer director stock option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for issue | shares	10,133,844	10,990,698